INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real Estate [Line Items]
Amount	$ 2,366,000,000	$ 861,000,000
Real estate investments held-for-sale	12,000,000	0
Investment real estate
Real Estate [Line Items]
Amount	$ 2,366,000,000	$ 861,000,000
Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Real estate partnerships
Real Estate [Line Items]
Amount	$ 3,438,000,000	$ 3,110,000,000
Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Hotel | Investment real estate
Real Estate [Line Items]
Amount	$ 135,000,000	$ 14,000,000
Hotel | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	6.00%	2.00%
Hotel | Real estate partnerships
Real Estate [Line Items]
Amount	$ 108,000,000	$ 462,000,000
Hotel | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	3.00%	15.00%
Industrial | Investment real estate
Real Estate [Line Items]
Amount	$ 14,000,000	$ 65,000,000
Industrial | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	1.00%	8.00%
Industrial | Real estate partnerships
Real Estate [Line Items]
Amount	$ 83,000,000	$ 369,000,000
Industrial | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	2.00%	12.00%
Land | Investment real estate
Real Estate [Line Items]
Amount	$ 288,000,000	$ 37,000,000
Land | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	11.00%	4.00%
Land | Real estate partnerships
Real Estate [Line Items]
Amount	$ 35,000,000	$ 15,000,000
Land | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Office | Investment real estate
Real Estate [Line Items]
Amount	$ 338,000,000	$ 464,000,000
Office | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	14.00%	53.00%
Office | Real estate partnerships
Real Estate [Line Items]
Amount	$ 2,090,000,000	$ 1,402,000,000
Office | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	61.00%	45.00%
Retail | Investment real estate
Real Estate [Line Items]
Amount	$ 186,000,000	$ 218,000,000
Retail | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	8.00%	25.00%
Retail | Real estate partnerships
Real Estate [Line Items]
Amount	$ 705,000,000	$ 17,000,000
Retail | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	21.00%	1.00%
Apartments | Investment real estate
Real Estate [Line Items]
Amount	$ 47,000,000	$ 60,000,000
Apartments | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	2.00%	7.00%
Apartments | Real estate partnerships
Real Estate [Line Items]
Amount	$ 267,000,000	$ 425,000,000
Apartments | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	8.00%	13.00%
Student housing | Investment real estate
Real Estate [Line Items]
Amount	$ 0	$ 0
Student housing | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	0.00%	0.00%
Student housing | Real estate partnerships
Real Estate [Line Items]
Amount	$ 0	$ 85,000,000
Student housing | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	0.00%	2.00%
Single family residential | Investment real estate
Real Estate [Line Items]
Amount	$ 1,343,000,000
Single family residential | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	57.00%
Single family residential | Real estate partnerships
Real Estate [Line Items]
Amount	$ 0
Single family residential | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	0.00%
Other | Investment real estate
Real Estate [Line Items]
Amount	$ 15,000,000	$ 3,000,000
Other | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Other | Real estate partnerships
Real Estate [Line Items]
Amount	$ 150,000,000	$ 335,000,000
Other | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	4.00%	11.00%